Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000101627
Shareholder Report [Line Items]
Fund Name	VanEck CEF Muni Income ETF
Class Name	VanEck CEF Muni Income ETF
Trading Symbol	XMPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$43	0.41%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Municipal closed-end funds delivered strong total returns during the reporting period. These returns were supported by stable income and improving sentiment in the municipal market even as rate volatility persisted and Federal Reserve policy remained on hold.

  The underlying closed-end fund holdings traded at a weighted average discount to NAV of -7.76%, wider than the Fund’s since-inception average of -5.81%, reflecting continued investor caution despite resilient performance.

  The Nuveen Quality Municipal Income Fund and Nuveen AMT-Free Municipal Credit Income Fund were the largest contributors to the Fund’s performance. The Blackrock Investment Quality Municipal Fund and Pimco Municipal Income Fund II were the largest detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	XMPT	MUNI	CEFMXTR
Apr 15	$10,000	$10,000	$10,000
May 15	$9,738	$9,967	$9,739
Jun 15	$9,533	$9,953	$9,537
Jul 15	$9,749	$10,032	$9,759
Aug 15	$9,706	$10,054	$9,720
Sep 15	$9,882	$10,122	$9,897
Oct 15	$10,151	$10,165	$10,169
Nov 15	$10,182	$10,215	$10,205
Dec 15	$10,413	$10,296	$10,487
Jan 16	$10,674	$10,410	$10,702
Feb 16	$10,786	$10,419	$10,818
Mar 16	$11,018	$10,465	$11,053
Apr 16	$11,287	$10,545	$11,331
May 16	$11,298	$10,578	$11,347
Jun 16	$11,747	$10,750	$11,800
Jul 16	$11,792	$10,744	$11,853
Aug 16	$11,709	$10,769	$11,772
Sep 16	$11,624	$10,717	$11,688
Oct 16	$10,956	$10,616	$11,020
Nov 16	$10,418	$10,229	$10,482
Dec 16	$10,572	$10,341	$10,673
Jan 17	$10,882	$10,394	$10,936
Feb 17	$10,899	$10,461	$10,958
Mar 17	$10,880	$10,485	$10,941
Apr 17	$11,069	$10,561	$11,132
May 17	$11,280	$10,717	$11,346
Jun 17	$11,304	$10,692	$11,373
Jul 17	$11,568	$10,771	$11,641
Aug 17	$11,613	$10,861	$11,694
Sep 17	$11,531	$10,820	$11,601
Oct 17	$11,347	$10,840	$11,422
Nov 17	$11,403	$10,794	$11,483
Dec 17	$11,452	$10,901	$11,578
Jan 18	$11,008	$10,786	$11,083
Feb 18	$10,944	$10,740	$11,023
Mar 18	$10,926	$10,776	$11,006
Apr 18	$10,909	$10,734	$10,994
May 18	$11,134	$10,861	$11,228
Jun 18	$11,112	$10,873	$11,205
Jul 18	$11,159	$10,898	$11,257
Aug 18	$11,261	$10,915	$11,364
Sep 18	$10,997	$10,846	$11,099
Oct 18	$10,549	$10,768	$10,652
Nov 18	$10,822	$10,886	$10,933
Dec 18	$10,774	$11,015	$10,936
Jan 19	$11,406	$11,096	$11,529
Feb 19	$11,615	$11,156	$11,744
Mar 19	$11,895	$11,318	$12,032
Apr 19	$11,982	$11,359	$12,123
May 19	$12,208	$11,515	$12,360
Jun 19	$12,393	$11,563	$12,552
Jul 19	$12,719	$11,651	$12,885
Aug 19	$12,946	$11,820	$13,119
Sep 19	$12,862	$11,737	$13,040
Oct 19	$12,823	$11,752	$13,005
Nov 19	$12,846	$11,772	$13,032
Dec 19	$12,965	$11,808	$13,195
Jan 20	$13,387	$12,005	$13,587
Feb 20	$13,223	$12,156	$13,425
Mar 20	$12,080	$11,761	$12,272
Apr 20	$11,601	$11,609	$11,794
May 20	$12,366	$11,961	$12,578
Jun 20	$12,566	$12,051	$12,784
Jul 20	$13,201	$12,226	$13,431
Aug 20	$13,067	$12,189	$13,299
Sep 20	$13,056	$12,188	$13,291
Oct 20	$13,013	$12,165	$13,253
Nov 20	$13,642	$12,328	$13,898
Dec 20	$13,914	$12,399	$14,235
Jan 21	$14,110	$12,467	$14,386
Feb 21	$13,859	$12,286	$14,133
Mar 21	$14,155	$12,352	$14,440
Apr 21	$14,430	$12,457	$14,726
May 21	$14,749	$12,503	$15,058
Jun 21	$14,994	$12,537	$15,313
Jul 21	$15,195	$12,625	$15,524
Aug 21	$15,286	$12,585	$15,623
Sep 21	$14,752	$12,498	$15,079
Oct 21	$14,673	$12,485	$15,004
Nov 21	$14,866	$12,577	$15,206
Dec 21	$15,075	$12,592	$15,425
Jan 22	$13,912	$12,283	$14,236
Feb 22	$13,682	$12,222	$14,006
Mar 22	$12,964	$11,882	$13,275
Apr 22	$12,147	$11,565	$12,442
May 22	$12,585	$11,732	$12,897
Jun 22	$11,944	$11,537	$12,247
Jul 22	$12,674	$11,824	$13,005
Aug 22	$12,120	$11,550	$12,439
Sep 22	$10,848	$11,155	$11,131
Oct 22	$10,518	$11,076	$10,798
Nov 22	$11,764	$11,586	$12,081
Dec 22	$11,492	$11,584	$11,806
Jan 23	$12,065	$11,906	$12,398
Feb 23	$11,427	$11,638	$11,747
Mar 23	$11,689	$11,883	$12,021
Apr 23	$11,597	$11,865	$11,930
May 23	$11,301	$11,776	$11,629
Jun 23	$11,492	$11,876	$11,830
Jul 23	$11,644	$11,904	$11,991
Aug 23	$11,149	$11,772	$11,484
Sep 23	$10,362	$11,463	$10,672
Oct 23	$10,082	$11,337	$10,387
Nov 23	$11,336	$12,004	$11,684
Dec 23	$11,800	$12,278	$12,166
Jan 24	$11,888	$12,252	$12,262
Feb 24	$11,988	$12,256	$12,369
Mar 24	$12,158	$12,244	$12,550
Apr 24	$11,731	$12,116	$12,114
May 24	$12,005	$12,085	$12,401
Jun 24	$12,494	$12,270	$12,909
Jul 24	$12,695	$12,372	$13,122
Aug 24	$12,943	$12,467	$13,383
Sep 24	$13,330	$12,591	$13,787
Oct 24	$12,954	$12,426	$13,403
Nov 24	$13,307	$12,614	$13,772
Dec 24	$12,608	$12,470	$13,053
Jan 25	$12,915	$12,505	$13,378
Feb 25	$13,177	$12,631	$13,656
Mar 25	$12,803	$12,425	$13,273
Apr 25	$12,528	$12,360	$12,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck CEF Muni Income ETF	6.79%	1.55%	2.28%
S-Network Municipal Bond Closed-End Fund Index (CEFMXTR)	7.27%	1.96%	2.65%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 169,948,612
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 852,139
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$169,948,612 Number of Portfolio Holdings55 Portfolio Turnover Rate12% Advisory Fees Paid$852,139
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Municipal Closed-End Funds		99.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Nuveen AMT-Free Quality Municipal Income Fund	8.0%
Nuveen Quality Municipal Income Fund	7.7%
Nuveen AMT-Free Municipal Credit Income Fund	7.4%
Nuveen Municipal Credit Income Fund	6.7%
BlackRock Municipal 2030 Target Term Trust	5.7%
Nuveen Municipal Value Fund, Inc.	5.1%
BlackRock MuniYield Quality Fund, Inc.	2.8%
BlackRock MuniYield Quality Fund III, Inc.	2.5%
Nuveen Municipal High Income Opportunity Fund	2.5%
Invesco Municipal Opportunity Trust	2.3%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112445
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets High Yield Bond ETF
Class Name	VanEck Emerging Markets High Yield Bond ETF
Trading Symbol	HYEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund delivered a positive return over the period, supported by income and a decline in U.S. Treasury yields during the period, which offset higher credit spreads.

  Issuers in the energy, basic industry, and banking sectors contributed most to return over the period, while no sectors contributed negatively.

  By country of risk, Argentina, China, and Turkey were the largest contributors to return, driven by strong returns and generally higher allocations in the Fund. There were no material detractors from a country of risk perspective.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	HYEM	GBMP	EMLH
Apr 15	$10,000	$10,000	$10,000
May 15	$10,099	$9,831	$10,144
Jun 15	$10,008	$9,785	$10,052
Jul 15	$9,956	$9,809	$9,997
Aug 15	$9,723	$9,817	$9,753
Sep 15	$9,467	$9,865	$9,504
Oct 15	$9,839	$9,886	$9,876
Nov 15	$9,845	$9,733	$9,897
Dec 15	$9,525	$9,777	$9,633
Jan 16	$9,455	$9,872	$9,492
Feb 16	$9,574	$10,084	$9,630
Mar 16	$9,958	$10,343	$10,040
Apr 16	$10,238	$10,475	$10,331
May 16	$10,274	$10,346	$10,380
Jun 16	$10,528	$10,647	$10,653
Jul 16	$10,775	$10,728	$10,896
Aug 16	$10,921	$10,679	$11,054
Sep 16	$11,046	$10,731	$11,180
Oct 16	$11,049	$10,447	$11,197
Nov 16	$10,884	$10,039	$11,016
Dec 16	$10,981	$9,998	$11,187
Jan 17	$11,238	$10,106	$11,396
Feb 17	$11,399	$10,157	$11,590
Mar 17	$11,404	$10,171	$11,593
Apr 17	$11,573	$10,284	$11,782
May 17	$11,586	$10,435	$11,792
Jun 17	$11,546	$10,426	$11,762
Jul 17	$11,615	$10,597	$11,840
Aug 17	$11,752	$10,703	$11,986
Sep 17	$11,831	$10,609	$12,084
Oct 17	$11,897	$10,568	$12,160
Nov 17	$11,859	$10,678	$12,090
Dec 17	$11,858	$10,717	$12,140
Jan 18	$11,960	$10,835	$12,202
Feb 18	$11,850	$10,739	$12,112
Mar 18	$11,792	$10,853	$12,058
Apr 18	$11,721	$10,686	$11,979
May 18	$11,544	$10,604	$11,794
Jun 18	$11,408	$10,557	$11,653
Jul 18	$11,595	$10,540	$11,851
Aug 18	$11,268	$10,544	$11,501
Sep 18	$11,574	$10,457	$11,817
Oct 18	$11,498	$10,348	$11,744
Nov 18	$11,443	$10,385	$11,690
Dec 18	$11,438	$10,595	$11,752
Jan 19	$11,929	$10,756	$12,202
Feb 19	$12,061	$10,696	$12,357
Mar 19	$12,116	$10,832	$12,421
Apr 19	$12,182	$10,802	$12,492
May 19	$12,180	$10,955	$12,490
Jun 19	$12,513	$11,196	$12,833
Jul 19	$12,627	$11,170	$12,959
Aug 19	$12,207	$11,411	$12,516
Sep 19	$12,415	$11,291	$12,738
Oct 19	$12,596	$11,365	$12,933
Nov 19	$12,674	$11,275	$13,027
Dec 19	$12,843	$11,333	$13,277
Jan 20	$13,056	$11,484	$13,434
Feb 20	$12,914	$11,569	$13,292
Mar 20	$10,896	$11,318	$11,107
Apr 20	$11,418	$11,529	$11,645
May 20	$12,099	$11,593	$12,362
Jun 20	$12,530	$11,697	$12,834
Jul 20	$12,826	$12,069	$13,144
Aug 20	$13,062	$12,030	$13,399
Sep 20	$12,898	$11,990	$13,243
Oct 20	$12,911	$11,978	$13,267
Nov 20	$13,454	$12,186	$13,839
Dec 20	$13,710	$12,336	$14,187
Jan 21	$13,753	$12,205	$14,177
Feb 21	$13,840	$11,962	$14,280
Mar 21	$13,737	$11,737	$14,173
Apr 21	$13,876	$11,882	$14,321
May 21	$14,000	$11,976	$14,459
Jun 21	$14,072	$11,898	$14,537
Jul 21	$13,946	$12,049	$14,399
Aug 21	$14,109	$11,999	$14,589
Sep 21	$13,915	$11,768	$14,380
Oct 21	$13,734	$11,735	$14,187
Nov 21	$13,518	$11,700	$13,951
Dec 21	$13,584	$11,671	$14,004
Jan 22	$13,277	$11,415	$13,692
Feb 22	$12,617	$11,273	$12,986
Mar 22	$12,359	$10,924	$12,531
Apr 22	$12,094	$10,329	$12,296
May 22	$11,922	$10,357	$12,105
Jun 22	$11,217	$10,028	$11,377
Jul 22	$11,280	$10,252	$11,424
Aug 22	$11,443	$9,843	$11,607
Sep 22	$10,889	$9,318	$11,036
Oct 22	$10,621	$9,251	$10,748
Nov 22	$11,527	$9,686	$11,703
Dec 22	$11,861	$9,727	$12,084
Jan 23	$12,326	$10,036	$12,589
Feb 23	$12,062	$9,711	$12,324
Mar 23	$12,046	$10,017	$12,306
Apr 23	$12,026	$10,068	$12,284
May 23	$11,908	$9,877	$12,148
Jun 23	$12,147	$9,879	$12,398
Jul 23	$12,297	$9,934	$12,557
Aug 23	$12,211	$9,806	$12,459
Sep 23	$12,189	$9,513	$12,436
Oct 23	$12,026	$9,394	$12,269
Nov 23	$12,463	$9,864	$12,728
Dec 23	$12,825	$10,275	$13,101
Jan 24	$12,997	$10,145	$13,286
Feb 24	$13,155	$10,010	$13,449
Mar 24	$13,349	$10,066	$13,647
Apr 24	$13,288	$9,806	$13,599
May 24	$13,515	$9,939	$13,839
Jun 24	$13,650	$9,958	$13,987
Jul 24	$13,887	$10,236	$14,230
Aug 24	$14,094	$10,473	$14,446
Sep 24	$14,333	$10,650	$14,695
Oct 24	$14,320	$10,292	$14,684
Nov 24	$14,426	$10,336	$14,793
Dec 24	$14,419	$10,105	$14,792
Jan 25	$14,598	$10,165	$14,965
Feb 25	$14,773	$10,322	$15,150
Mar 25	$14,746	$10,385	$15,123
Apr 25	$14,613	$10,682	$14,979

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Emerging Markets High Yield Bond ETF	9.97%	5.06%	3.87%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index (EMLH)	10.15%	5.16%	4.12%
ICE BofA Global Broad Market Plus Index (GBMP)	8.94%	(1.51)%	0.66%

EMLH replaced the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index effective May 11, 2015. Index history prior to May 11, 2015 reflects the performance of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 376,733,591
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 1,573,338
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$376,733,591 Number of Portfolio Holdings513 Portfolio Turnover Rate34% Advisory Fees Paid$1,573,338
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.5%
Government		2.8%
Real Estate		3.0%
Consumer Non-Cyclicals		3.0%
Healthcare		3.6%
Technology		4.1%
Consumer Cyclicals		4.5%
Utilities		7.7%
Industrials		9.3%
Basic Materials		12.4%
Energy		18.0%
Financials		29.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	2.2%
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	1.0%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.7%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
First Quantum Minerals Ltd., 8.62%, 6/1/2031	0.5%
Latam Airlines Group SA, 7.88%, 4/15/2030	0.5%
Wynn Macau Ltd., 5.62%, 8/26/2028	0.5%
OTP Bank Nyrt, 8.75%, 5/15/2033	0.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112461
Shareholder Report [Line Items]
Fund Name	VanEck Fallen Angel High Yield Bond ETF
Class Name	VanEck Fallen Angel High Yield Bond ETF
Trading Symbol	ANGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  High yield total returns over the period were supported primarily by high coupon income and movements in interest rates, but were tempered by wider spreads.

  The telecom sector experienced strong total returns and contributed the most to performance, followed by retail and real estate. The automotive sector was the only sector to detract from performance.

  BB rated bonds contributed most to Fund performance, driven by strong returns and high average weight in the Fund. There were no material detractors from a credit rating perspective.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	ANGL	US00	H0CF
Apr 15	$10,000	$10,000	$10,000
May 15	$10,015	$9,976	$10,025
Jun 15	$9,876	$9,869	$9,888
Jul 15	$9,817	$9,939	$9,822
Aug 15	$9,692	$9,925	$9,704
Sep 15	$9,447	$9,991	$9,495
Oct 15	$9,667	$9,995	$9,693
Nov 15	$9,450	$9,967	$9,492
Dec 15	$9,097	$9,934	$9,219
Jan 16	$8,991	$10,076	$9,034
Feb 16	$9,135	$10,151	$9,171
Mar 16	$9,770	$10,239	$9,823
Apr 16	$10,359	$10,277	$10,421
May 16	$10,341	$10,282	$10,427
Jun 16	$10,636	$10,472	$10,711
Jul 16	$10,904	$10,540	$11,002
Aug 16	$11,183	$10,526	$11,283
Sep 16	$11,286	$10,517	$11,391
Oct 16	$11,410	$10,432	$11,526
Nov 16	$11,298	$10,182	$11,412
Dec 16	$11,401	$10,194	$11,613
Jan 17	$11,707	$10,217	$11,850
Feb 17	$11,868	$10,287	$12,026
Mar 17	$11,873	$10,282	$12,029
Apr 17	$12,002	$10,360	$12,170
May 17	$12,093	$10,442	$12,267
Jun 17	$12,076	$10,433	$12,252
Jul 17	$12,257	$10,476	$12,448
Aug 17	$12,309	$10,574	$12,507
Sep 17	$12,500	$10,519	$12,710
Oct 17	$12,554	$10,527	$12,775
Nov 17	$12,523	$10,513	$12,749
Dec 17	$12,503	$10,562	$12,822
Jan 18	$12,759	$10,440	$12,989
Feb 18	$12,497	$10,342	$12,734
Mar 18	$12,361	$10,409	$12,596
Apr 18	$12,465	$10,333	$12,711
May 18	$12,427	$10,406	$12,663
Jun 18	$12,427	$10,394	$12,664
Jul 18	$12,573	$10,395	$12,816
Aug 18	$12,638	$10,463	$12,889
Sep 18	$12,713	$10,396	$12,968
Oct 18	$12,454	$10,315	$12,707
Nov 18	$12,211	$10,375	$12,462
Dec 18	$11,910	$10,567	$12,211
Jan 19	$12,539	$10,675	$12,781
Feb 19	$12,773	$10,674	$13,033
Mar 19	$12,906	$10,883	$13,176
Apr 19	$13,093	$10,885	$13,380
May 19	$12,914	$11,082	$13,197
Jun 19	$13,288	$11,226	$13,583
Jul 19	$13,431	$11,255	$13,733
Aug 19	$13,460	$11,561	$13,772
Sep 19	$13,497	$11,493	$13,813
Oct 19	$13,583	$11,523	$13,907
Nov 19	$13,625	$11,517	$13,975
Dec 19	$13,890	$11,505	$14,327
Jan 20	$14,051	$11,738	$14,430
Feb 20	$13,928	$11,952	$14,314
Mar 20	$12,064	$11,867	$12,334
Apr 20	$12,781	$12,075	$13,099
May 20	$13,332	$12,136	$13,707
Jun 20	$13,755	$12,218	$14,155
Jul 20	$14,599	$12,406	$15,043
Aug 20	$14,751	$12,304	$15,210
Sep 20	$14,439	$12,302	$14,892
Oct 20	$14,532	$12,242	$15,003
Nov 20	$15,414	$12,361	$15,923
Dec 20	$15,741	$12,375	$16,342
Jan 21	$15,863	$12,279	$16,402
Feb 21	$15,964	$12,059	$16,499
Mar 21	$15,832	$11,932	$16,371
Apr 21	$16,098	$12,035	$16,661
May 21	$16,137	$12,071	$16,714
Jun 21	$16,535	$12,173	$17,131
Jul 21	$16,716	$12,304	$17,317
Aug 21	$16,835	$12,287	$17,457
Sep 21	$16,785	$12,170	$17,418
Oct 21	$16,864	$12,172	$17,509
Nov 21	$16,645	$12,220	$17,283
Dec 21	$16,944	$12,180	$17,603
Jan 22	$16,221	$11,925	$16,847
Feb 22	$15,948	$11,773	$16,566
Mar 22	$15,745	$11,444	$16,364
Apr 22	$15,031	$11,024	$15,635
May 22	$15,102	$11,071	$15,698
Jun 22	$14,088	$10,922	$14,651
Jul 22	$14,832	$11,175	$15,430
Aug 22	$14,615	$10,871	$15,220
Sep 22	$13,979	$10,392	$14,551
Oct 22	$14,165	$10,250	$14,751
Nov 22	$14,528	$10,622	$15,136
Dec 22	$14,531	$10,577	$15,139
Jan 23	$15,073	$10,895	$15,723
Feb 23	$14,832	$10,622	$15,479
Mar 23	$15,042	$10,891	$15,700
Apr 23	$15,119	$10,961	$15,781
May 23	$14,945	$10,841	$15,598
Jun 23	$15,211	$10,802	$15,875
Jul 23	$15,398	$10,793	$16,076
Aug 23	$15,403	$10,726	$16,082
Sep 23	$15,144	$10,459	$15,813
Oct 23	$14,996	$10,297	$15,658
Nov 23	$15,848	$10,749	$16,561
Dec 23	$16,412	$11,147	$17,143
Jan 24	$16,498	$11,134	$17,242
Feb 24	$16,432	$10,982	$17,172
Mar 24	$16,662	$11,074	$17,418
Apr 24	$16,371	$10,807	$17,114
May 24	$16,539	$10,990	$17,287
Jun 24	$16,578	$11,095	$17,329
Jul 24	$16,929	$11,352	$17,702
Aug 24	$17,193	$11,513	$17,972
Sep 24	$17,407	$11,668	$18,204
Oct 24	$17,258	$11,383	$18,051
Nov 24	$17,486	$11,497	$18,285
Dec 24	$17,359	$11,312	$18,131
Jan 25	$17,605	$11,376	$18,399
Feb 25	$17,678	$11,623	$18,474
Mar 25	$17,616	$11,627	$18,411
Apr 25	$17,404	$11,670	$18,181

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Fallen Angel High Yield Bond ETF	6.31%	6.37%	5.70%
ICE US Fallen Angel High Yield 10% Constrained Index (H0CF)	6.23%	6.78%	6.16%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.56%

H0CF replaced the ICE BofAML US Fallen Angel High Yield Index effective February 28, 2020. Index history prior to February 28, 2020 reflects the performance of the ICE BofAML US Fallen Angel High Yield Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,801,978,351
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 7,604,009
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,801,978,351 Number of Portfolio Holdings133 Portfolio Turnover Rate43% Advisory Fees Paid$7,604,009
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.5%
Utilities		1.1%
Healthcare		3.5%
Consumer Non-Cyclicals		6.2%
Industrials		6.7%
Financials		7.1%
Energy		7.2%
Real Estate		8.4%
Basic Materials		14.3%
Technology		15.0%
Consumer Cyclicals		27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Vodafone Group PLC, 7.00%, 4/4/2079	3.3%
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	2.9%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	2.8%
Entegris, Inc., 4.75%, 4/15/2029	2.5%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	2.3%
Celanese US Holdings LLC, 6.42%, 7/15/2027	2.2%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.7%
Celanese US Holdings LLC, 6.60%, 11/15/2028	1.5%
Celanese US Holdings LLC, 6.95%, 11/15/2033	1.5%
Celanese US Holdings LLC, 6.80%, 11/15/2030	1.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000176891
Shareholder Report [Line Items]
Fund Name	VanEck Green Bond ETF
Class Name	VanEck Green Bond ETF
Trading Symbol	GRNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  High coupon income and movements in interest rates drove investment grade U.S. dollar denominated green bond returns over the reporting period.

  All sectors contributed positively to returns, with utility, real estate and banking sector issuers contributing the most.

  From a country of risk perspective, most issuers contributed positively to the Fund, but the United States as the largest exposure in the Fund, on average, contributed most significantly. There were no material detractors by country of risk.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	GRNB	US00	SPGRUSST
Mar 17	$10,000	$10,000	$10,000
Mar 17	$10,101	$10,061	$10,113
Apr 17	$10,286	$10,137	$10,288
May 17	$10,526	$10,216	$10,530
Jun 17	$10,568	$10,207	$10,588
Jul 17	$10,834	$10,250	$10,854
Aug 17	$10,965	$10,346	$11,007
Sep 17	$10,875	$10,292	$10,922
Oct 17	$10,835	$10,300	$10,887
Nov 17	$10,967	$10,286	$11,034
Dec 17	$10,977	$10,334	$11,068
Jan 18	$11,158	$10,215	$11,245
Feb 18	$10,961	$10,118	$11,052
Mar 18	$11,056	$10,184	$11,156
Apr 18	$10,874	$10,110	$10,983
May 18	$10,662	$10,181	$10,759
Jun 18	$10,668	$10,170	$10,768
Jul 18	$10,690	$10,171	$10,801
Aug 18	$10,659	$10,237	$10,767
Sep 18	$10,608	$10,172	$10,711
Oct 18	$10,407	$10,092	$10,516
Nov 18	$10,403	$10,151	$10,522
Dec 18	$10,530	$10,339	$10,669
Jan 19	$10,684	$10,445	$10,826
Feb 19	$10,648	$10,444	$10,791
Mar 19	$10,746	$10,648	$10,904
Apr 19	$10,737	$10,650	$10,896
May 19	$10,782	$10,843	$10,955
Jun 19	$11,143	$10,983	$11,336
Jul 19	$11,083	$11,012	$11,296
Aug 19	$11,185	$11,312	$11,411
Sep 19	$11,104	$11,245	$11,308
Oct 19	$11,152	$11,275	$11,357
Nov 19	$11,127	$11,269	$11,341
Dec 19	$11,102	$11,257	$11,342
Jan 20	$11,342	$11,485	$11,565
Feb 20	$11,486	$11,694	$11,707
Mar 20	$11,088	$11,611	$11,289
Apr 20	$11,399	$11,815	$11,594
May 20	$11,524	$11,874	$11,755
Jun 20	$11,674	$11,954	$11,902
Jul 20	$11,885	$12,139	$12,113
Aug 20	$11,832	$12,039	$12,079
Sep 20	$11,828	$12,037	$12,080
Oct 20	$11,790	$11,977	$12,051
Nov 20	$11,932	$12,095	$12,199
Dec 20	$11,948	$12,108	$12,255
Jan 21	$11,933	$12,014	$12,215
Feb 21	$11,783	$11,799	$12,082
Mar 21	$11,654	$11,675	$11,948
Apr 21	$11,749	$11,775	$12,045
May 21	$11,796	$11,810	$12,097
Jun 21	$11,875	$11,910	$12,187
Jul 21	$11,967	$12,039	$12,279
Aug 21	$11,974	$12,022	$12,294
Sep 21	$11,844	$11,907	$12,168
Oct 21	$11,745	$11,910	$12,074
Nov 21	$11,745	$11,956	$12,062
Dec 21	$11,731	$11,917	$12,063
Jan 22	$11,464	$11,667	$11,785
Feb 22	$11,283	$11,519	$11,586
Mar 22	$11,026	$11,197	$11,318
Apr 22	$10,657	$10,786	$10,945
May 22	$10,693	$10,832	$10,989
Jun 22	$10,462	$10,687	$10,744
Jul 22	$10,679	$10,934	$10,956
Aug 22	$10,470	$10,637	$10,754
Sep 22	$10,073	$10,168	$10,335
Oct 22	$9,976	$10,029	$10,229
Nov 22	$10,336	$10,393	$10,602
Dec 22	$10,341	$10,349	$10,599
Jan 23	$10,609	$10,660	$10,887
Feb 23	$10,399	$10,393	$10,677
Mar 23	$10,601	$10,656	$10,876
Apr 23	$10,700	$10,724	$10,976
May 23	$10,603	$10,607	$10,881
Jun 23	$10,603	$10,569	$10,871
Jul 23	$10,650	$10,560	$10,919
Aug 23	$10,608	$10,494	$10,880
Sep 23	$10,442	$10,233	$10,721
Oct 23	$10,321	$10,075	$10,601
Nov 23	$10,716	$10,517	$11,008
Dec 23	$11,058	$10,907	$11,365
Jan 24	$11,065	$10,894	$11,377
Feb 24	$10,987	$10,745	$11,307
Mar 24	$11,082	$10,835	$11,394
Apr 24	$10,903	$10,574	$11,218
May 24	$11,063	$10,753	$11,386
Jun 24	$11,154	$10,856	$11,479
Jul 24	$11,354	$11,107	$11,697
Aug 24	$11,525	$11,265	$11,865
Sep 24	$11,666	$11,416	$12,015
Oct 24	$11,484	$11,137	$11,833
Nov 24	$11,573	$11,249	$11,927
Dec 24	$11,459	$11,068	$11,812
Jan 25	$11,522	$11,131	$11,873
Feb 25	$11,698	$11,372	$12,064
Mar 25	$11,689	$11,376	$12,063
Apr 25	$11,711	$11,418	$12,084

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Green Bond ETF	7.42%	0.54%	1.95%
S&P Green Bond U.S. Dollar Select Index Total Return (SPGRUSST)	7.72%	0.83%	2.35%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.64%

* Inception of Fund: 03/03/2017

SPGRUSST replaced the S&P Green Bond Select Index effective September 1, 2019. Index history prior to September 1, 2019 reflects the performance of the S&P Green Bond Select Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Mar. 03, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,913,342
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 216,168
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$125,913,342 Number of Portfolio Holdings443 Portfolio Turnover Rate15% Advisory Fees Paid$216,168
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.8%
Energy		1.6%
Consumer Non-Cyclicals		1.9%
Industrials		3.1%
Mortgage Securities		3.4%
Technology		4.2%
Consumer Cyclicals		4.5%
Basic Materials		5.8%
Real Estate		7.8%
Government		11.4%
Utilities		20.6%
Financials		32.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.5%
European Investment Bank, 4.38%, 10/10/2031	1.3%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	0.9%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.9%
New Development Bank, 5.12%, 4/26/2026	0.7%
Ford Motor Co., 3.25%, 2/12/2032	0.7%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.7%
Gaci First Investment Co., 5.25%, 10/13/2032	0.7%
Industrial & Commercial Bank of China Ltd., 4.98%, 10/25/2026	0.6%
Freddie Mac Multifamily Structured Pass Through Certificates, 2.88%, 4/25/2026	0.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053010
Shareholder Report [Line Items]
Fund Name	VanEck High Yield Muni ETF
Class Name	VanEck High Yield Muni ETF
Trading Symbol	HYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  High yield municipal bonds led the municipal market over the reporting period, supported by strong credit conditions, high income levels, and constrained new issuance. As investor appetite for yield remained firm, spreads tightened and market technicals were favorable.

  Securities from New York, Pennsylvania and California were the largest contributors to the Fund’s performance, and no state materially detracted from performance.

  The Fund’s exposure to the hospitals, health and education sectors contributed the most to performance over the reporting period, while exposure to tobacco bonds was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	HYD	MUNI	MHYX
Apr 15	$10,000	$10,000	$10,000
May 15	$9,977	$9,967	$9,991
Jun 15	$9,878	$9,953	$9,884
Jul 15	$9,921	$10,032	$9,940
Aug 15	$9,947	$10,054	$9,973
Sep 15	$10,057	$10,122	$10,110
Oct 15	$10,167	$10,165	$10,244
Nov 15	$10,204	$10,215	$10,305
Dec 15	$10,234	$10,296	$10,378
Jan 16	$10,372	$10,410	$10,483
Feb 16	$10,404	$10,419	$10,546
Mar 16	$10,546	$10,465	$10,691
Apr 16	$10,659	$10,545	$10,800
May 16	$10,765	$10,578	$10,915
Jun 16	$10,971	$10,750	$11,143
Jul 16	$11,002	$10,744	$11,193
Aug 16	$11,062	$10,769	$11,214
Sep 16	$11,061	$10,717	$11,202
Oct 16	$10,892	$10,616	$11,054
Nov 16	$10,260	$10,229	$10,416
Dec 16	$10,267	$10,341	$10,566
Jan 17	$10,455	$10,394	$10,693
Feb 17	$10,632	$10,461	$10,915
Mar 17	$10,728	$10,485	$10,994
Apr 17	$10,839	$10,561	$11,097
May 17	$11,012	$10,717	$11,324
Jun 17	$10,999	$10,692	$11,288
Jul 17	$11,067	$10,771	$11,394
Aug 17	$11,239	$10,861	$11,558
Sep 17	$11,239	$10,820	$11,513
Oct 17	$11,232	$10,840	$11,548
Nov 17	$11,265	$10,794	$11,565
Dec 17	$11,352	$10,901	$11,712
Jan 18	$11,346	$10,786	$11,597
Feb 18	$11,310	$10,740	$11,594
Mar 18	$11,389	$10,776	$11,743
Apr 18	$11,433	$10,734	$11,778
May 18	$11,615	$10,861	$12,010
Jun 18	$11,652	$10,873	$12,061
Jul 18	$11,709	$10,898	$12,111
Aug 18	$11,760	$10,915	$12,195
Sep 18	$11,689	$10,846	$12,138
Oct 18	$11,494	$10,768	$11,997
Nov 18	$11,521	$10,886	$12,092
Dec 18	$11,590	$11,015	$12,201
Jan 19	$11,688	$11,096	$12,286
Feb 19	$11,762	$11,156	$12,356
Mar 19	$12,014	$11,318	$12,648
Apr 19	$12,058	$11,359	$12,712
May 19	$12,264	$11,515	$12,934
Jun 19	$12,324	$11,563	$12,998
Jul 19	$12,380	$11,651	$13,087
Aug 19	$12,630	$11,820	$13,372
Sep 19	$12,590	$11,737	$13,316
Oct 19	$12,608	$11,752	$13,343
Nov 19	$12,647	$11,772	$13,396
Dec 19	$12,652	$11,808	$13,439
Jan 20	$12,931	$12,005	$13,736
Feb 20	$13,200	$12,156	$14,028
Mar 20	$11,697	$11,761	$12,582
Apr 20	$11,231	$11,609	$12,152
May 20	$11,574	$11,961	$12,604
Jun 20	$11,915	$12,051	$13,064
Jul 20	$12,206	$12,226	$13,436
Aug 20	$12,227	$12,189	$13,469
Sep 20	$12,192	$12,188	$13,477
Oct 20	$12,198	$12,165	$13,481
Nov 20	$12,452	$12,328	$13,785
Dec 20	$12,646	$12,399	$14,043
Jan 21	$12,931	$12,467	$14,324
Feb 21	$12,752	$12,286	$14,175
Mar 21	$12,845	$12,352	$14,327
Apr 21	$13,010	$12,457	$14,527
May 21	$13,153	$12,503	$14,673
Jun 21	$13,289	$12,537	$14,836
Jul 21	$13,415	$12,625	$15,016
Aug 21	$13,368	$12,585	$14,984
Sep 21	$13,220	$12,498	$14,877
Oct 21	$13,135	$12,485	$14,818
Nov 21	$13,297	$12,577	$14,995
Dec 21	$13,321	$12,592	$15,028
Jan 22	$12,931	$12,283	$14,600
Feb 22	$12,814	$12,222	$14,544
Mar 22	$12,349	$11,882	$14,049
Apr 22	$11,889	$11,565	$13,566
May 22	$12,026	$11,732	$13,758
Jun 22	$11,584	$11,537	$13,317
Jul 22	$11,968	$11,824	$13,798
Aug 22	$11,682	$11,550	$13,498
Sep 22	$10,981	$11,155	$12,740
Oct 22	$10,765	$11,076	$12,523
Nov 22	$11,341	$11,586	$13,204
Dec 22	$11,289	$11,584	$13,184
Jan 23	$11,670	$11,906	$13,693
Feb 23	$11,352	$11,638	$13,351
Mar 23	$11,483	$11,883	$13,545
Apr 23	$11,520	$11,865	$13,597
May 23	$11,437	$11,776	$13,528
Jun 23	$11,602	$11,876	$13,731
Jul 23	$11,628	$11,904	$13,786
Aug 23	$11,515	$11,772	$13,650
Sep 23	$11,142	$11,463	$13,238
Oct 23	$10,892	$11,337	$12,969
Nov 23	$11,596	$12,004	$13,830
Dec 23	$11,910	$12,278	$14,228
Jan 24	$11,961	$12,252	$14,307
Feb 24	$12,030	$12,256	$14,398
Mar 24	$12,113	$12,244	$14,504
Apr 24	$11,985	$12,116	$14,354
May 24	$12,043	$12,085	$14,430
Jun 24	$12,252	$12,270	$14,719
Jul 24	$12,354	$12,372	$14,867
Aug 24	$12,449	$12,467	$15,021
Sep 24	$12,598	$12,591	$15,206
Oct 24	$12,458	$12,426	$15,039
Nov 24	$12,615	$12,614	$15,253
Dec 24	$12,446	$12,470	$15,062
Jan 25	$12,527	$12,505	$15,164
Feb 25	$12,671	$12,631	$15,346
Mar 25	$12,456	$12,425	$15,088
Apr 25	$12,252	$12,360	$14,899

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck High Yield Muni ETF	2.22%	1.75%	2.05%
ICE Broad High Yield Crossover Municipal Index (MHYX)	3.80%	4.16%	4.07%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MHYX. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal Custom High Yield Composite Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,380,822,225
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 10,108,214
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,380,822,225 Number of Portfolio Holdings1,619 Portfolio Turnover Rate17% Advisory Fees Paid$10,108,214
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		4.6%
Other Investments		2.6%
Miscellaneous		1.7%
Transportation		1.9%
Power		2.3%
Tobacco		2.8%
Airport		3.2%
Utilities		3.2%
Multi-Family Housing		3.4%
State GO		3.4%
Toll & Turnpike		4.0%
Leasing COPS & Appropriations		4.1%
Health		7.7%
Local GO		7.8%
Education		9.0%
Tax		9.8%
Hospitals		11.9%
Industrial Development Revenue		16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	1.0%
California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, 9.50%, 1/1/2065	1.0%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.6%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.6%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.5%
California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.00%, 12/1/2041	0.5%
New York Transportation Development Corporation, John F. Kennedy International Airport New Terminal Project, 5.50%, 6/30/2060	0.5%
California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/2056	0.4%
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC, 5.00%, 6/30/2058	0.4%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	0.4%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000218865
Shareholder Report [Line Items]
Fund Name	VanEck HIP Sustainable Muni ETF
Class Name	VanEck HIP Sustainable Muni ETF
Trading Symbol	SMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck HIP Sustainable Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck HIP Sustainable Muni ETF	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Sustainable municipal bonds modestly lagged traditional benchmarks over the reporting period, though strong demand for ESG-aligned fixed income and improving macroeconomic conditions supported a partial rebound.

  Securities from California and New York were the largest contributors to Fund performance stemming primarily from being the two largest allocations in the Fund. Securities from Texas were the largest detractors.

  The Fund’s exposure to the water & sewer, tax and state general obligations sectors contributed the most to performance over the reporting period, while exposure to the education sector detracted the most.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	SMI	MUNI
Sep 21	$10,000	$10,000
Sep 21	$9,936	$9,936
Oct 21	$9,929	$9,926
Nov 21	$10,006	$9,998
Dec 21	$10,023	$10,011
Jan 22	$9,782	$9,765
Feb 22	$9,740	$9,716
Mar 22	$9,435	$9,446
Apr 22	$9,174	$9,194
May 22	$9,306	$9,327
Jun 22	$9,143	$9,172
Jul 22	$9,358	$9,400
Aug 22	$9,126	$9,182
Sep 22	$8,834	$8,868
Oct 22	$8,761	$8,806
Nov 22	$9,138	$9,211
Dec 22	$9,168	$9,209
Jan 23	$9,398	$9,465
Feb 23	$9,175	$9,252
Mar 23	$9,368	$9,447
Apr 23	$9,333	$9,433
May 23	$9,279	$9,362
Jun 23	$9,368	$9,441
Jul 23	$9,385	$9,464
Aug 23	$9,281	$9,359
Sep 23	$9,029	$9,113
Oct 23	$8,908	$9,013
Nov 23	$9,452	$9,543
Dec 23	$9,650	$9,761
Jan 24	$9,646	$9,741
Feb 24	$9,647	$9,743
Mar 24	$9,624	$9,734
Apr 24	$9,533	$9,632
May 24	$9,530	$9,607
Jun 24	$9,673	$9,755
Jul 24	$9,753	$9,835
Aug 24	$9,799	$9,911
Sep 24	$9,889	$10,010
Oct 24	$9,780	$9,878
Nov 24	$9,917	$10,028
Dec 24	$9,794	$9,914
Jan 25	$9,805	$9,941
Feb 25	$9,895	$10,041
Mar 25	$9,712	$9,878
Apr 25	$9,646	$9,826

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck HIP Sustainable Muni ETF	1.19%	(0.98)%
ICE US Broad Municipal Index (MUNI)	2.01%	(0.48)%

* Inception of Fund: 09/08/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Sep. 08, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 11,262,305
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 28,602
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,262,305 Number of Portfolio Holdings35 Portfolio Turnover Rate10% Advisory Fees Paid$28,602
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		4.4%
Power		2.0%
Miscellaneous		2.2%
Utilities		2.2%
Leasing COPS & Appropriations		4.4%
Transportation		4.5%
Toll & Turnpike		5.0%
State GO		6.7%
Tax		7.2%
Airport		7.6%
Water & Sewer		8.1%
Education		12.8%
Hospitals		13.1%
Local GO		19.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

New York State Dormitory Authority, New York Columbia University, 5.00%, 10/1/2047	5.3%
Wylie Independent School District, 5.00%, 8/15/2039	4.8%
City and County of Honolulu, Hawaii Wastewater System, 4.00%, 7/1/2033	4.5%
Port Authority of New York & New Jersey, 5.00%, 11/15/2042	4.5%
City of Los Angeles Department of Airports, 5.00%, 5/15/2051	4.2%
Dallas Independent School District, Unlimited Tax School Building, 4.00%, 2/15/2054	4.0%
New York City Municipal Water Finance Authority, Water & Sewer System, 5.00%, 6/15/2039	3.6%
San Francisco City & County, International Airport, 5.00%, 5/1/2034	3.4%
Pennsylvania Turnpike Commission, 5.00%, 12/1/2051	3.0%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools - Macombs Facility Project, 4.00%, 7/1/2051	3.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088892
Shareholder Report [Line Items]
Fund Name	VanEck IG Floating Rate ETF
Class Name	VanEck IG Floating Rate ETF
Trading Symbol	FLTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund benefitted from high interest rates which drove higher coupon income, as the Federal Reserve maintained a higher-for-longer stance.

  The largest contribution to Fund performance came from the banking sector, which has the largest weight within the Fund, followed by the financial services and automotive sectors. No sectors had negative performance during the period.

  In terms of country of risk, the largest contribution to performance came from U.S. issuers, followed by United Kingdom and Australia issuers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	FLTR	US00	MVFLTR
Apr 15	$10,000	$10,000	$10,000
May 15	$10,005	$9,976	$10,006
Jun 15	$9,995	$9,869	$9,995
Jul 15	$9,988	$9,939	$9,996
Aug 15	$9,986	$9,925	$9,994
Sep 15	$9,964	$9,991	$9,979
Oct 15	$9,962	$9,995	$9,985
Nov 15	$9,977	$9,967	$9,999
Dec 15	$9,963	$9,934	$9,993
Jan 16	$9,954	$10,076	$9,980
Feb 16	$9,945	$10,151	$9,981
Mar 16	$9,977	$10,239	$10,012
Apr 16	$10,010	$10,277	$10,052
May 16	$10,039	$10,282	$10,084
Jun 16	$10,049	$10,472	$10,094
Jul 16	$10,082	$10,540	$10,131
Aug 16	$10,120	$10,526	$10,187
Sep 16	$10,118	$10,517	$10,192
Oct 16	$10,136	$10,432	$10,213
Nov 16	$10,155	$10,182	$10,240
Dec 16	$10,166	$10,194	$10,272
Jan 17	$10,205	$10,217	$10,298
Feb 17	$10,250	$10,287	$10,348
Mar 17	$10,274	$10,282	$10,371
Apr 17	$10,290	$10,360	$10,391
May 17	$10,308	$10,442	$10,415
Jun 17	$10,331	$10,433	$10,442
Jul 17	$10,357	$10,476	$10,471
Aug 17	$10,368	$10,574	$10,485
Sep 17	$10,396	$10,519	$10,514
Oct 17	$10,432	$10,527	$10,553
Nov 17	$10,453	$10,513	$10,573
Dec 17	$10,453	$10,562	$10,593
Jan 18	$10,516	$10,440	$10,643
Feb 18	$10,523	$10,342	$10,648
Mar 18	$10,503	$10,409	$10,633
Apr 18	$10,557	$10,333	$10,689
May 18	$10,565	$10,406	$10,700
Jun 18	$10,576	$10,394	$10,711
Jul 18	$10,616	$10,395	$10,756
Aug 18	$10,646	$10,463	$10,788
Sep 18	$10,671	$10,396	$10,810
Oct 18	$10,666	$10,315	$10,810
Nov 18	$10,602	$10,375	$10,748
Dec 18	$10,508	$10,567	$10,682
Jan 19	$10,671	$10,675	$10,819
Feb 19	$10,731	$10,674	$10,877
Mar 19	$10,776	$10,883	$10,928
Apr 19	$10,843	$10,885	$10,998
May 19	$10,859	$11,082	$11,018
Jun 19	$10,895	$11,226	$11,053
Jul 19	$10,944	$11,255	$11,107
Aug 19	$10,957	$11,561	$11,121
Sep 19	$10,992	$11,493	$11,158
Oct 19	$11,039	$11,523	$11,208
Nov 19	$11,072	$11,517	$11,241
Dec 19	$11,079	$11,505	$11,276
Jan 20	$11,151	$11,738	$11,327
Feb 20	$11,156	$11,952	$11,335
Mar 20	$10,510	$11,867	$10,673
Apr 20	$10,871	$12,075	$11,050
May 20	$10,980	$12,136	$11,166
Jun 20	$11,097	$12,218	$11,291
Jul 20	$11,160	$12,406	$11,359
Aug 20	$11,203	$12,304	$11,405
Sep 20	$11,207	$12,302	$11,411
Oct 20	$11,223	$12,242	$11,430
Nov 20	$11,252	$12,361	$11,461
Dec 20	$11,262	$12,375	$11,481
Jan 21	$11,301	$12,279	$11,514
Feb 21	$11,321	$12,059	$11,535
Mar 21	$11,303	$11,932	$11,519
Apr 21	$11,313	$12,035	$11,531
May 21	$11,331	$12,071	$11,550
Jun 21	$11,343	$12,173	$11,563
Jul 21	$11,347	$12,304	$11,570
Aug 21	$11,352	$12,287	$11,576
Sep 21	$11,358	$12,170	$11,584
Oct 21	$11,353	$12,172	$11,579
Nov 21	$11,341	$12,220	$11,569
Dec 21	$11,337	$12,180	$11,563
Jan 22	$11,342	$11,925	$11,573
Feb 22	$11,326	$11,773	$11,558
Mar 22	$11,272	$11,444	$11,504
Apr 22	$11,263	$11,024	$11,498
May 22	$11,240	$11,071	$11,470
Jun 22	$11,143	$10,922	$11,370
Jul 22	$11,174	$11,175	$11,396
Aug 22	$11,258	$10,871	$11,480
Sep 22	$11,273	$10,392	$11,491
Oct 22	$11,269	$10,250	$11,483
Nov 22	$11,332	$10,622	$11,541
Dec 22	$11,414	$10,577	$11,619
Jan 23	$11,561	$10,895	$11,769
Feb 23	$11,654	$10,622	$11,862
Mar 23	$11,573	$10,891	$11,786
Apr 23	$11,669	$10,961	$11,877
May 23	$11,774	$10,841	$11,982
Jun 23	$11,857	$10,802	$12,068
Jul 23	$11,943	$10,793	$12,156
Aug 23	$12,003	$10,726	$12,215
Sep 23	$12,064	$10,459	$12,276
Oct 23	$12,105	$10,297	$12,319
Nov 23	$12,173	$10,749	$12,388
Dec 23	$12,263	$11,147	$12,478
Jan 24	$12,372	$11,134	$12,593
Feb 24	$12,466	$10,982	$12,687
Mar 24	$12,557	$11,074	$12,774
Apr 24	$12,617	$10,807	$12,843
May 24	$12,694	$10,990	$12,927
Jun 24	$12,751	$11,095	$12,986
Jul 24	$12,817	$11,352	$13,054
Aug 24	$12,867	$11,513	$13,103
Sep 24	$12,943	$11,668	$13,183
Oct 24	$13,017	$11,383	$13,258
Nov 24	$13,081	$11,497	$13,321
Dec 24	$13,147	$11,312	$13,391
Jan 25	$13,205	$11,376	$13,453
Feb 25	$13,274	$11,623	$13,523
Mar 25	$13,315	$11,627	$13,566
Apr 25	$13,301	$11,670	$13,551

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck IG Floating Rate ETF	5.42%	4.12%	2.89%
MVIS® US Investment Grade Floating Rate Index (MVFLTR)	5.51%	4.16%	3.09%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.56%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,344,336,594
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 2,608,397
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,344,336,594 Number of Portfolio Holdings346 Portfolio Turnover Rate110% Advisory Fees Paid$2,608,397
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		3.7%
Utilities		1.0%
Energy		1.9%
Industrials		3.2%
Consumer Cyclicals		4.3%
Financials		84.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Commonwealth Bank of Australia, 5.18%, 3/14/2030	1.7%
Wells Fargo & Co., 5.45%, 4/22/2028	1.2%
Morgan Stanley Bank NA, 5.32%, 7/14/2028	1.2%
Morgan Stanley, 5.40%, 4/13/2028	1.2%
Commonwealth Bank of Australia, 5.01%, 3/14/2028	1.1%
DBS Group Holdings Ltd., 4.97%, 3/21/2028	1.1%
Sumitomo Mitsui Trust Bank Ltd., 5.36%, 3/13/2030	1.1%
United Overseas Bank Ltd., 4.96%, 4/2/2028	1.0%
Australia & New Zealand Banking Group Ltd., 5.22%, 12/16/2029	1.0%
National Australia Bank Ltd., 5.17%, 1/14/2030	0.9%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053007
Shareholder Report [Line Items]
Fund Name	VanEck Intermediate Muni ETF
Class Name	VanEck Intermediate Muni ETF
Trading Symbol	ITM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Intermediate Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Intermediate municipal bonds delivered positive performance over the reporting period, supported by stronger reinvestment flows and growing expectations for Federal Reserve policy easing. While the yield curve remained inverted, demand for duration modestly improved.

  Securities from New York, California and Texas, the largest exposures in the Fund, were also the largest contributors to performance. There were no material detractors by state.

  The Fund’s exposure to the state general obligations, local general obligations and tax sectors contributed the most to performance over the reporting period given their higher relative average allocations in the Fund. There were no material detractors by sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	ITM	MUNI	MBNI
Apr 15	$10,000	$10,000	$10,000
May 15	$9,946	$9,967	$9,960
Jun 15	$9,924	$9,953	$9,937
Jul 15	$10,012	$10,032	$10,032
Aug 15	$10,036	$10,054	$10,064
Sep 15	$10,142	$10,122	$10,174
Oct 15	$10,196	$10,165	$10,220
Nov 15	$10,245	$10,215	$10,278
Dec 15	$10,326	$10,296	$10,385
Jan 16	$10,518	$10,410	$10,568
Feb 16	$10,513	$10,419	$10,570
Mar 16	$10,544	$10,465	$10,612
Apr 16	$10,638	$10,545	$10,712
May 16	$10,644	$10,578	$10,725
Jun 16	$10,843	$10,750	$10,936
Jul 16	$10,844	$10,744	$10,935
Aug 16	$10,863	$10,769	$10,946
Sep 16	$10,821	$10,717	$10,900
Oct 16	$10,686	$10,616	$10,738
Nov 16	$10,154	$10,229	$10,199
Dec 16	$10,266	$10,341	$10,374
Jan 17	$10,343	$10,394	$10,440
Feb 17	$10,408	$10,461	$10,516
Mar 17	$10,444	$10,485	$10,549
Apr 17	$10,553	$10,561	$10,660
May 17	$10,752	$10,717	$10,875
Jun 17	$10,701	$10,692	$10,824
Jul 17	$10,791	$10,771	$10,927
Aug 17	$10,900	$10,861	$11,020
Sep 17	$10,831	$10,820	$10,955
Oct 17	$10,868	$10,840	$10,987
Nov 17	$10,789	$10,794	$10,901
Dec 17	$10,904	$10,901	$11,055
Jan 18	$10,729	$10,786	$10,855
Feb 18	$10,659	$10,740	$10,803
Mar 18	$10,710	$10,776	$10,855
Apr 18	$10,663	$10,734	$10,823
May 18	$10,798	$10,861	$10,958
Jun 18	$10,788	$10,873	$10,959
Jul 18	$10,822	$10,898	$10,993
Aug 18	$10,839	$10,915	$11,025
Sep 18	$10,769	$10,846	$10,943
Oct 18	$10,665	$10,768	$10,858
Nov 18	$10,829	$10,886	$11,018
Dec 18	$10,973	$11,015	$11,185
Jan 19	$11,114	$11,096	$11,309
Feb 19	$11,185	$11,156	$11,380
Mar 19	$11,364	$11,318	$11,590
Apr 19	$11,407	$11,359	$11,631
May 19	$11,611	$11,515	$11,827
Jun 19	$11,658	$11,563	$11,873
Jul 19	$11,767	$11,651	$11,989
Aug 19	$11,979	$11,820	$12,220
Sep 19	$11,855	$11,737	$12,082
Oct 19	$11,854	$11,752	$12,093
Nov 19	$11,868	$11,772	$12,123
Dec 19	$11,875	$11,808	$12,172
Jan 20	$12,168	$12,005	$12,452
Feb 20	$12,341	$12,156	$12,639
Mar 20	$11,885	$11,761	$12,124
Apr 20	$11,681	$11,609	$11,940
May 20	$12,128	$11,961	$12,407
Jun 20	$12,207	$12,051	$12,512
Jul 20	$12,419	$12,226	$12,775
Aug 20	$12,358	$12,189	$12,680
Sep 20	$12,332	$12,188	$12,683
Oct 20	$12,297	$12,165	$12,632
Nov 20	$12,498	$12,328	$12,873
Dec 20	$12,547	$12,399	$12,960
Jan 21	$12,650	$12,467	$13,045
Feb 21	$12,381	$12,286	$12,766
Mar 21	$12,452	$12,352	$12,854
Apr 21	$12,568	$12,457	$12,989
May 21	$12,612	$12,503	$13,028
Jun 21	$12,640	$12,537	$13,064
Jul 21	$12,753	$12,625	$13,210
Aug 21	$12,697	$12,585	$13,152
Sep 21	$12,563	$12,498	$13,014
Oct 21	$12,525	$12,485	$12,954
Nov 21	$12,646	$12,577	$13,094
Dec 21	$12,662	$12,592	$13,126
Jan 22	$12,229	$12,283	$12,668
Feb 22	$12,161	$12,222	$12,626
Mar 22	$11,708	$11,882	$12,156
Apr 22	$11,312	$11,565	$11,741
May 22	$11,515	$11,732	$11,951
Jun 22	$11,303	$11,537	$11,734
Jul 22	$11,662	$11,824	$12,102
Aug 22	$11,380	$11,550	$11,820
Sep 22	$10,939	$11,155	$11,366
Oct 22	$10,892	$11,076	$11,310
Nov 22	$11,402	$11,586	$11,853
Dec 22	$11,439	$11,584	$11,893
Jan 23	$11,758	$11,906	$12,233
Feb 23	$11,490	$11,638	$11,959
Mar 23	$11,738	$11,883	$12,216
Apr 23	$11,718	$11,865	$12,200
May 23	$11,591	$11,776	$12,072
Jun 23	$11,684	$11,876	$12,168
Jul 23	$11,716	$11,904	$12,202
Aug 23	$11,578	$11,772	$12,059
Sep 23	$11,255	$11,463	$11,718
Oct 23	$11,132	$11,337	$11,601
Nov 23	$11,788	$12,004	$12,295
Dec 23	$12,084	$12,278	$12,610
Jan 24	$12,047	$12,252	$12,574
Feb 24	$12,051	$12,256	$12,580
Mar 24	$12,035	$12,244	$12,569
Apr 24	$11,891	$12,116	$12,411
May 24	$11,804	$12,085	$12,320
Jun 24	$11,982	$12,270	$12,515
Jul 24	$12,077	$12,372	$12,620
Aug 24	$12,174	$12,467	$12,729
Sep 24	$12,295	$12,591	$12,855
Oct 24	$12,104	$12,426	$12,650
Nov 24	$12,294	$12,614	$12,850
Dec 24	$12,152	$12,470	$12,702
Jan 25	$12,221	$12,505	$12,768
Feb 25	$12,361	$12,631	$12,918
Mar 25	$12,123	$12,425	$12,668
Apr 25	$12,061	$12,360	$12,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Intermediate Muni ETF	1.43%	0.64%	1.89%
ICE Intermediate AMT-Free Broad National Municipal Index (MBNI)	1.57%	1.09%	2.34%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNI. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Intermediate AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,950,323,319
Holdings Count | Holding	1,277
Advisory Fees Paid, Amount	$ 3,401,344
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,950,323,319 Number of Portfolio Holdings1,277 Portfolio Turnover Rate11% Advisory Fees Paid$3,401,344
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		3.5%
Other Investments		2.4%
Airport		1.8%
Multi-Family Housing		1.8%
Miscellaneous		2.3%
Leasing COPS & Appropriations		3.5%
Toll & Turnpike		4.6%
Utilities		4.7%
Transportation		5.5%
Power		6.6%
Education		7.0%
Water & Sewer		7.0%
Hospitals		7.6%
State GO		13.6%
Tax		13.7%
Local GO		14.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.6%
California Community Choice Financing Authority, Clean Energy Project, 4.00%, 2/1/2052	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/2038	0.3%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
National Finance Authority Municipal Certificates, 4.17%, 1/20/2041	0.3%
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., 5.00%, 11/1/2034	0.3%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053008
Shareholder Report [Line Items]
Fund Name	VanEck Long Muni ETF
Class Name	VanEck Long Muni ETF
Trading Symbol	MLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Long maturity municipal bonds delivered stable performance during the reporting period, benefiting from improving valuations, favorable supply dynamics, and resilient credit fundamentals, despite continued sensitivity to rate volatility.

  Securities from New York, Texas and California, the largest exposures in the Fund, were also the largest contributors to performance. There were no material detractors by state.

  The single-family housing sector contributed the most to performance attributed to strong returns and moderate allocation weight in the Fund. Hospitals and Tax sector bonds also contributed positively to performance primarily driven by high relative allocations in the Fund. There were no material detractors by sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	MLN	MUNI	MBNL
Apr 15	$10,000	$10,000	$10,000
May 15	$9,958	$9,967	$9,964
Jun 15	$9,928	$9,953	$9,923
Jul 15	$10,039	$10,032	$10,051
Aug 15	$10,054	$10,054	$10,075
Sep 15	$10,140	$10,122	$10,165
Oct 15	$10,190	$10,165	$10,210
Nov 15	$10,287	$10,215	$10,316
Dec 15	$10,392	$10,296	$10,457
Jan 16	$10,562	$10,410	$10,603
Feb 16	$10,560	$10,419	$10,607
Mar 16	$10,652	$10,465	$10,714
Apr 16	$10,780	$10,545	$10,846
May 16	$10,880	$10,578	$10,946
Jun 16	$11,172	$10,750	$11,249
Jul 16	$11,150	$10,744	$11,227
Aug 16	$11,182	$10,769	$11,269
Sep 16	$11,097	$10,717	$11,157
Oct 16	$10,915	$10,616	$10,941
Nov 16	$10,298	$10,229	$10,334
Dec 16	$10,407	$10,341	$10,544
Jan 17	$10,490	$10,394	$10,587
Feb 17	$10,550	$10,461	$10,667
Mar 17	$10,586	$10,485	$10,698
Apr 17	$10,673	$10,561	$10,786
May 17	$10,912	$10,717	$11,053
Jun 17	$10,890	$10,692	$11,019
Jul 17	$10,999	$10,771	$11,139
Aug 17	$11,097	$10,861	$11,255
Sep 17	$11,037	$10,820	$11,177
Oct 17	$11,108	$10,840	$11,237
Nov 17	$11,118	$10,794	$11,260
Dec 17	$11,299	$10,901	$11,460
Jan 18	$11,083	$10,786	$11,216
Feb 18	$10,990	$10,740	$11,159
Mar 18	$11,077	$10,776	$11,251
Apr 18	$10,995	$10,734	$11,179
May 18	$11,191	$10,861	$11,382
Jun 18	$11,179	$10,873	$11,361
Jul 18	$11,167	$10,898	$11,361
Aug 18	$11,190	$10,915	$11,405
Sep 18	$11,066	$10,846	$11,293
Oct 18	$10,913	$10,768	$11,154
Nov 18	$11,074	$10,886	$11,312
Dec 18	$11,216	$11,015	$11,486
Jan 19	$11,303	$11,096	$11,554
Feb 19	$11,385	$11,156	$11,635
Mar 19	$11,694	$11,318	$11,977
Apr 19	$11,782	$11,359	$12,077
May 19	$12,011	$11,515	$12,313
Jun 19	$12,058	$11,563	$12,345
Jul 19	$12,152	$11,651	$12,461
Aug 19	$12,462	$11,820	$12,806
Sep 19	$12,352	$11,737	$12,684
Oct 19	$12,346	$11,752	$12,680
Nov 19	$12,367	$11,772	$12,718
Dec 19	$12,347	$11,808	$12,751
Jan 20	$12,687	$12,005	$13,082
Feb 20	$12,974	$12,156	$13,375
Mar 20	$12,350	$11,761	$12,650
Apr 20	$11,988	$11,609	$12,308
May 20	$12,492	$11,961	$12,855
Jun 20	$12,651	$12,051	$13,027
Jul 20	$12,927	$12,226	$13,350
Aug 20	$12,835	$12,189	$13,232
Sep 20	$12,803	$12,188	$13,211
Oct 20	$12,758	$12,165	$13,147
Nov 20	$13,062	$12,328	$13,492
Dec 20	$13,134	$12,399	$13,616
Jan 21	$13,287	$12,467	$13,749
Feb 21	$12,920	$12,286	$13,386
Mar 21	$13,031	$12,352	$13,524
Apr 21	$13,223	$12,457	$13,723
May 21	$13,323	$12,503	$13,822
Jun 21	$13,394	$12,537	$13,909
Jul 21	$13,510	$12,625	$14,070
Aug 21	$13,416	$12,585	$13,948
Sep 21	$13,248	$12,498	$13,792
Oct 21	$13,232	$12,485	$13,748
Nov 21	$13,447	$12,577	$13,997
Dec 21	$13,477	$12,592	$14,025
Jan 22	$12,950	$12,283	$13,492
Feb 22	$12,817	$12,222	$13,426
Mar 22	$12,160	$11,882	$12,782
Apr 22	$11,470	$11,565	$12,127
May 22	$11,741	$11,732	$12,401
Jun 22	$11,245	$11,537	$11,911
Jul 22	$11,699	$11,824	$12,387
Aug 22	$11,202	$11,550	$11,881
Sep 22	$10,571	$11,155	$11,232
Oct 22	$10,376	$11,076	$11,037
Nov 22	$11,193	$11,586	$11,896
Dec 22	$11,116	$11,584	$11,816
Jan 23	$11,583	$11,906	$12,326
Feb 23	$11,190	$11,638	$11,918
Mar 23	$11,523	$11,883	$12,266
Apr 23	$11,516	$11,865	$12,270
May 23	$11,429	$11,776	$12,182
Jun 23	$11,566	$11,876	$12,332
Jul 23	$11,587	$11,904	$12,364
Aug 23	$11,347	$11,772	$12,114
Sep 23	$10,868	$11,463	$11,605
Oct 23	$10,616	$11,337	$11,342
Nov 23	$11,621	$12,004	$12,416
Dec 23	$11,983	$12,278	$12,823
Jan 24	$11,954	$12,252	$12,790
Feb 24	$11,937	$12,256	$12,772
Mar 24	$11,914	$12,244	$12,749
Apr 24	$11,748	$12,116	$12,557
May 24	$11,765	$12,085	$12,577
Jun 24	$11,999	$12,270	$12,849
Jul 24	$12,099	$12,372	$12,963
Aug 24	$12,160	$12,467	$13,038
Sep 24	$12,331	$12,591	$13,220
Oct 24	$12,126	$12,426	$12,995
Nov 24	$12,407	$12,614	$13,299
Dec 24	$12,170	$12,470	$13,046
Jan 25	$12,141	$12,505	$13,014
Feb 25	$12,283	$12,631	$13,168
Mar 25	$11,986	$12,425	$12,830
Apr 25	$11,864	$12,360	$12,712

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Long Muni ETF	0.99%	(0.21)%	1.72%
ICE Long AMT-Free Broad National Municipal Index (MBNL)	1.23%	0.65%	2.43%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNL. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE Long AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Long Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 535,887,443
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 1,228,678
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$535,887,443 Number of Portfolio Holdings609 Portfolio Turnover Rate9% Advisory Fees Paid$1,228,678
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.5%
Other		1.2%
Health		1.1%
Miscellaneous		1.4%
Multi-Family Housing		1.9%
Airport		2.4%
Utilities		2.6%
Power		3.0%
Leasing COPS & Appropriations		3.3%
Transportation		5.0%
Single Family Housing		5.7%
State GO		5.7%
Toll & Turnpike		5.7%
Education		7.7%
Water & Sewer		8.6%
Tax		13.7%
Hospitals		14.4%
Local GO		15.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

City of New York, 5.25%, 2/1/2053	0.8%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.6%
New York State Dormitory Authority, White Plants Hospital, 5.50%, 10/1/2054	0.4%
New York City Transitional Finance Authority, Future Tax Secured Subordinate, 5.50%, 5/1/2052	0.4%
Lamar Consolidated Independent School District, 5.50%, 2/15/2058	0.4%
State of California, Various Purpose, 5.00%, 9/1/2048	0.4%
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, 5.25%, 5/15/2054	0.4%
City of San Antonio, Texas Electric & Gas Systems, 5.25%, 2/1/2054	0.4%
University of California, 5.00%, 5/15/2052	0.4%
New York State Urban Development Corp., Personal Income Tax, 5.00%, 3/15/2047	0.4%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000221911
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Class Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Trading Symbol	MBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  BBB-rated corporate bonds had a positive return over the period primarily driven by high coupon income and movements in interest rates.

  The banking sector was the largest contributor to performance, followed by telecom, and consumer goods. No sector detracted from performance.

  All maturity bands contributed positively to performance, with greater than 15-year maturity bonds contributing the most.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	MBBB	US00	MVBI
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,114	$10,054	$10,149
Jan 21	$10,068	$9,975	$10,066
Feb 21	$9,984	$9,797	$9,949
Mar 21	$9,854	$9,694	$9,848
Apr 21	$9,970	$9,777	$9,962
May 21	$10,045	$9,807	$10,044
Jun 21	$10,193	$9,890	$10,202
Jul 21	$10,314	$9,996	$10,317
Aug 21	$10,291	$9,982	$10,306
Sep 21	$10,206	$9,887	$10,216
Oct 21	$10,193	$9,889	$10,217
Nov 21	$10,174	$9,928	$10,206
Dec 21	$10,173	$9,895	$10,199
Jan 22	$9,855	$9,688	$9,862
Feb 22	$9,577	$9,565	$9,577
Mar 22	$9,335	$9,297	$9,286
Apr 22	$8,877	$8,956	$8,833
May 22	$8,936	$8,994	$8,891
Jun 22	$8,667	$8,874	$8,633
Jul 22	$8,922	$9,079	$8,894
Aug 22	$8,702	$8,832	$8,674
Sep 22	$8,280	$8,443	$8,226
Oct 22	$8,220	$8,327	$8,167
Nov 22	$8,642	$8,629	$8,592
Dec 22	$8,645	$8,593	$8,598
Jan 23	$9,027	$8,851	$8,969
Feb 23	$8,740	$8,630	$8,685
Mar 23	$8,961	$8,848	$8,942
Apr 23	$9,028	$8,905	$9,009
May 23	$8,917	$8,808	$8,901
Jun 23	$8,961	$8,776	$8,952
Jul 23	$9,025	$8,768	$9,022
Aug 23	$8,964	$8,714	$8,965
Sep 23	$8,769	$8,497	$8,765
Oct 23	$8,607	$8,366	$8,604
Nov 23	$9,124	$8,733	$9,135
Dec 23	$9,493	$9,056	$9,501
Jan 24	$9,522	$9,046	$9,530
Feb 24	$9,380	$8,922	$9,391
Mar 24	$9,507	$8,997	$9,526
Apr 24	$9,300	$8,780	$9,316
May 24	$9,489	$8,929	$9,512
Jun 24	$9,544	$9,014	$9,566
Jul 24	$9,780	$9,223	$9,802
Aug 24	$9,932	$9,354	$9,955
Sep 24	$10,109	$9,480	$10,136
Oct 24	$9,894	$9,248	$9,923
Nov 24	$10,031	$9,341	$10,058
Dec 24	$9,865	$9,190	$9,886
Jan 25	$9,917	$9,243	$9,946
Feb 25	$10,114	$9,443	$10,144
Mar 25	$10,080	$9,446	$10,110
Apr 25	$10,083	$9,481	$10,108

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Moody's Analytics BBB Corporate Bond ETF	8.42%	0.19%
MVIS® Moody's Analytics US BBB Corporate Bond Index (MVBI)	8.50%	0.24%
ICE BofA US Broad Market Index (US00)	7.99%	(1.20)%

* Inception of Fund: 12/01/2020

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 8,555,045
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 22,462
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,555,045 Number of Portfolio Holdings210 Portfolio Turnover Rate59% Advisory Fees Paid$22,462
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.7%
Basic Materials		1.5%
Real Estate		3.7%
Energy		5.2%
Healthcare		6.8%
Utilities		7.0%
Industrials		8.5%
Consumer Cyclicals		10.3%
Consumer Non-Cyclicals		17.2%
Technology		18.8%
Financials		19.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.6%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.5%
Fiserv, Inc., 3.20%, 7/1/2026	1.4%
Societe Generale SA, 4.25%, 8/19/2026	1.2%
Oracle Corp., 5.38%, 7/15/2040	1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.0%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%
Tyson Foods, Inc., 4.55%, 6/2/2047	1.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000221910
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics IG Corporate Bond ETF
Class Name	VanEck Moody's Analytics IG Corporate Bond ETF
Trading Symbol	MIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Investment-grade corporate bonds had a positive return over the period primarily driven by high coupon income and movements in interest rates.

  The banking sector was the largest contributor to performance, followed by consumer goods and telecom. No sector detracted from performance.

  The Fund’s majority allocation to BBB bonds experienced strong returns and was a significant contributor to Fund returns.

  All maturity bands contributed positively to performance, with greater than 15-year maturity bonds contributing the most.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	MIG	US00	MVCI
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,092	$10,054	$10,125
Jan 21	$10,040	$9,975	$10,029
Feb 21	$9,948	$9,797	$9,893
Mar 21	$9,799	$9,694	$9,779
Apr 21	$9,903	$9,777	$9,890
May 21	$9,977	$9,807	$9,973
Jun 21	$10,123	$9,890	$10,122
Jul 21	$10,248	$9,996	$10,233
Aug 21	$10,222	$9,982	$10,221
Sep 21	$10,133	$9,887	$10,131
Oct 21	$10,130	$9,889	$10,140
Nov 21	$10,121	$9,928	$10,136
Dec 21	$10,114	$9,895	$10,129
Jan 22	$9,807	$9,688	$9,809
Feb 22	$9,589	$9,565	$9,567
Mar 22	$9,343	$9,297	$9,310
Apr 22	$8,898	$8,956	$8,868
May 22	$8,970	$8,994	$8,930
Jun 22	$8,715	$8,874	$8,686
Jul 22	$8,962	$9,079	$8,936
Aug 22	$8,734	$8,832	$8,710
Sep 22	$8,309	$8,443	$8,263
Oct 22	$8,238	$8,327	$8,194
Nov 22	$8,643	$8,629	$8,601
Dec 22	$8,650	$8,593	$8,612
Jan 23	$8,999	$8,851	$8,956
Feb 23	$8,734	$8,630	$8,693
Mar 23	$8,933	$8,848	$8,912
Apr 23	$9,007	$8,905	$8,986
May 23	$8,898	$8,808	$8,879
Jun 23	$8,919	$8,776	$8,910
Jul 23	$8,983	$8,768	$8,976
Aug 23	$8,924	$8,714	$8,918
Sep 23	$8,731	$8,497	$8,725
Oct 23	$8,577	$8,366	$8,571
Nov 23	$9,065	$8,733	$9,072
Dec 23	$9,429	$9,056	$9,433
Jan 24	$9,443	$9,046	$9,449
Feb 24	$9,306	$8,922	$9,314
Mar 24	$9,423	$8,997	$9,437
Apr 24	$9,219	$8,780	$9,235
May 24	$9,395	$8,929	$9,413
Jun 24	$9,453	$9,014	$9,469
Jul 24	$9,682	$9,223	$9,697
Aug 24	$9,834	$9,354	$9,850
Sep 24	$10,001	$9,480	$10,018
Oct 24	$9,789	$9,248	$9,807
Nov 24	$9,908	$9,341	$9,925
Dec 24	$9,748	$9,190	$9,760
Jan 25	$9,796	$9,243	$9,815
Feb 25	$9,985	$9,443	$10,007
Mar 25	$9,962	$9,446	$9,983
Apr 25	$9,979	$9,481	$9,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Moody's Analytics IG Corporate Bond ETF	8.24%	(0.05)%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index (MVCI)	8.19%	(0.02)%
ICE BofA US Broad Market Index (US00)	7.99%	(1.20)%

* Inception of Fund: 12/01/2020

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 21,328,005
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 31,559
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,328,005 Number of Portfolio Holdings386 Portfolio Turnover Rate56% Advisory Fees Paid$31,559
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		0.9%
Real Estate		2.2%
Healthcare		4.8%
Consumer Cyclicals		6.4%
Energy		6.4%
Industrials		6.4%
Utilities		10.0%
Technology		18.7%
Financials		20.5%
Consumer Non-Cyclicals		21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Altria Group, Inc., 4.80%, 2/14/2029	1.1%
Fiserv, Inc., 2.25%, 6/1/2027	0.9%
AT&T, Inc., 3.80%, 12/1/2057	0.9%
BNP Paribas SA, 5.12%, 1/13/2029	0.8%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
T-Mobile USA, Inc., 3.88%, 4/15/2030	0.8%
BNP Paribas SA, 5.89%, 12/5/2034	0.7%
UBS Group AG, 3.09%, 5/14/2032	0.7%
Centene Corp., 3.00%, 10/15/2030	0.7%
Centene Corp., 4.62%, 12/15/2029	0.7%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000119796
Shareholder Report [Line Items]
Fund Name	VanEck Short High Yield Muni ETF
Class Name	VanEck Short High Yield Muni ETF
Trading Symbol	SHYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Short-term high yield municipal bonds performed well over the reporting period as investors continued to seek high tax-exempt income with limited duration exposure. Tightening credit spreads and stable fundamentals supported returns.

  Securities from New York, Pennsylvania, and Illinois were the largest contributors to the Fund’s performance. There were no material detractors to performance from a state exposure perspective.

  The Fund’s sector exposures all contributed positively to performance over the reporting period, but the hospital bonds, industrial development bonds and local general obligation bonds were the most significant contributors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	SHYD	MUNI	MIHX
Apr 15	$10,000	$10,000	$10,000
May 15	$9,993	$9,967	$10,006
Jun 15	$9,920	$9,953	$9,962
Jul 15	$9,898	$10,032	$9,974
Aug 15	$9,898	$10,054	$9,990
Sep 15	$9,966	$10,122	$10,066
Oct 15	$10,037	$10,165	$10,154
Nov 15	$10,045	$10,215	$10,153
Dec 15	$10,028	$10,296	$10,182
Jan 16	$10,102	$10,410	$10,245
Feb 16	$10,113	$10,419	$10,282
Mar 16	$10,159	$10,465	$10,349
Apr 16	$10,214	$10,545	$10,420
May 16	$10,238	$10,578	$10,460
Jun 16	$10,347	$10,750	$10,590
Jul 16	$10,354	$10,744	$10,624
Aug 16	$10,371	$10,769	$10,660
Sep 16	$10,353	$10,717	$10,636
Oct 16	$10,281	$10,616	$10,566
Nov 16	$9,877	$10,229	$10,079
Dec 16	$9,842	$10,341	$10,112
Jan 17	$9,920	$10,394	$10,182
Feb 17	$9,983	$10,461	$10,245
Mar 17	$10,034	$10,485	$10,272
Apr 17	$10,131	$10,561	$10,389
May 17	$10,212	$10,717	$10,500
Jun 17	$10,226	$10,692	$10,489
Jul 17	$10,288	$10,771	$10,584
Aug 17	$10,410	$10,861	$10,716
Sep 17	$10,375	$10,820	$10,679
Oct 17	$10,380	$10,840	$10,711
Nov 17	$10,357	$10,794	$10,649
Dec 17	$10,384	$10,901	$10,694
Jan 18	$10,373	$10,786	$10,699
Feb 18	$10,371	$10,740	$10,686
Mar 18	$10,405	$10,776	$10,723
Apr 18	$10,442	$10,734	$10,797
May 18	$10,560	$10,861	$10,947
Jun 18	$10,593	$10,873	$11,000
Jul 18	$10,658	$10,898	$11,070
Aug 18	$10,672	$10,915	$11,127
Sep 18	$10,618	$10,846	$11,089
Oct 18	$10,542	$10,768	$11,076
Nov 18	$10,589	$10,886	$11,159
Dec 18	$10,636	$11,015	$11,244
Jan 19	$10,755	$11,096	$11,342
Feb 19	$10,809	$11,156	$11,404
Mar 19	$10,955	$11,318	$11,550
Apr 19	$10,981	$11,359	$11,591
May 19	$11,130	$11,515	$11,728
Jun 19	$11,182	$11,563	$11,791
Jul 19	$11,242	$11,651	$11,862
Aug 19	$11,389	$11,820	$12,009
Sep 19	$11,330	$11,737	$11,959
Oct 19	$11,361	$11,752	$12,006
Nov 19	$11,398	$11,772	$12,053
Dec 19	$11,413	$11,808	$12,111
Jan 20	$11,635	$12,005	$12,305
Feb 20	$11,796	$12,156	$12,462
Mar 20	$10,839	$11,761	$11,588
Apr 20	$10,604	$11,609	$11,387
May 20	$10,801	$11,961	$11,627
Jun 20	$11,105	$12,051	$11,880
Jul 20	$11,276	$12,226	$12,116
Aug 20	$11,310	$12,189	$12,151
Sep 20	$11,309	$12,188	$12,159
Oct 20	$11,317	$12,165	$12,161
Nov 20	$11,488	$12,328	$12,325
Dec 20	$11,618	$12,399	$12,547
Jan 21	$11,841	$12,467	$12,712
Feb 21	$11,693	$12,286	$12,634
Mar 21	$11,753	$12,352	$12,729
Apr 21	$11,864	$12,457	$12,843
May 21	$11,944	$12,503	$12,914
Jun 21	$12,042	$12,537	$13,012
Jul 21	$12,133	$12,625	$13,120
Aug 21	$12,114	$12,585	$13,124
Sep 21	$12,009	$12,498	$13,077
Oct 21	$11,964	$12,485	$13,054
Nov 21	$12,057	$12,577	$13,135
Dec 21	$12,073	$12,592	$13,171
Jan 22	$11,788	$12,283	$12,931
Feb 22	$11,694	$12,222	$12,901
Mar 22	$11,350	$11,882	$12,636
Apr 22	$11,084	$11,565	$12,417
May 22	$11,172	$11,732	$12,507
Jun 22	$11,019	$11,537	$12,366
Jul 22	$11,262	$11,824	$12,625
Aug 22	$11,096	$11,550	$12,470
Sep 22	$10,731	$11,155	$12,111
Oct 22	$10,648	$11,076	$12,043
Nov 22	$10,947	$11,586	$12,379
Dec 22	$10,979	$11,584	$12,414
Jan 23	$11,196	$11,906	$12,698
Feb 23	$11,024	$11,638	$12,537
Mar 23	$11,141	$11,883	$12,688
Apr 23	$11,131	$11,865	$12,705
May 23	$11,071	$11,776	$12,646
Jun 23	$11,181	$11,876	$12,752
Jul 23	$11,186	$11,904	$12,794
Aug 23	$11,131	$11,772	$12,758
Sep 23	$10,958	$11,463	$12,569
Oct 23	$10,820	$11,337	$12,459
Nov 23	$11,158	$12,004	$12,881
Dec 23	$11,382	$12,278	$13,103
Jan 24	$11,369	$12,252	$13,165
Feb 24	$11,431	$12,256	$13,219
Mar 24	$11,493	$12,244	$13,303
Apr 24	$11,445	$12,116	$13,250
May 24	$11,454	$12,085	$13,273
Jun 24	$11,573	$12,270	$13,415
Jul 24	$11,648	$12,372	$13,520
Aug 24	$11,736	$12,467	$13,650
Sep 24	$11,876	$12,591	$13,768
Oct 24	$11,811	$12,426	$13,692
Nov 24	$11,912	$12,614	$13,811
Dec 24	$11,838	$12,470	$13,738
Jan 25	$11,922	$12,505	$13,835
Feb 25	$12,021	$12,631	$13,958
Mar 25	$11,935	$12,425	$13,854
Apr 25	$11,855	$12,360	$13,788

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Short High Yield Muni ETF	3.58%	2.26%	1.72%
ICE 1-12 Year Broad High Yield Crossover Municipal Index (MIHX)	4.06%	3.90%	3.26%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MIHX. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE 1-12 Year Broad High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal High Yield Short Duration Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,278,595
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 1,106,236
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$318,278,595 Number of Portfolio Holdings430 Portfolio Turnover Rate25% Advisory Fees Paid$1,106,236
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.1%
Other Investments		1.0%
Toll & Turnpike		1.2%
Transportation		1.7%
Multi-Family Housing		1.8%
Water & Sewer		2.0%
Miscellaneous		2.6%
Leasing COPS & Appropriations		3.6%
Airport		3.7%
State GO		5.2%
Health		6.1%
Utilities		6.2%
Education		6.4%
Tax		7.5%
Power		7.6%
Hospitals		8.7%
Local GO		10.1%
Industrial Development Revenue		23.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, 9.50%, 1/1/2065	2.4%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	2.0%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.3%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.00%, 8/1/2031	1.3%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.2%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	1.0%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	1.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, 5.00%, 7/1/2030	1.0%
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, 5.00%, 7/1/2029	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053009
Shareholder Report [Line Items]
Fund Name	VanEck Short Muni ETF
Class Name	VanEck Short Muni ETF
Trading Symbol	SMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Short maturity municipal bonds posted modest gains over the reporting period. While the inverted yield curve limited upside performance, strong credit quality and continued demand for low-duration tax-exempt income supported returns.

  Securities from California, New York and Texas were the largest contributors to the Fund’s performance, driven by positive returns and high relative allocations in the Fund. No state exposures materially detracted from returns.

  The Fund’s exposure to the state general obligations, local general obligations and refunded sectors, the largest exposures in the Fund, contributed the most to performance over the reporting period, but all sector exposures contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	SMB	MUNI	MBNS
Apr 15	$10,000	$10,000	$10,000
May 15	$9,963	$9,967	$9,974
Jun 15	$9,990	$9,953	$9,999
Jul 15	$10,034	$10,032	$10,043
Aug 15	$10,037	$10,054	$10,049
Sep 15	$10,070	$10,122	$10,095
Oct 15	$10,108	$10,165	$10,136
Nov 15	$10,084	$10,215	$10,120
Dec 15	$10,076	$10,296	$10,129
Jan 16	$10,166	$10,410	$10,222
Feb 16	$10,199	$10,419	$10,258
Mar 16	$10,162	$10,465	$10,223
Apr 16	$10,195	$10,545	$10,262
May 16	$10,175	$10,578	$10,245
Jun 16	$10,231	$10,750	$10,314
Jul 16	$10,264	$10,744	$10,348
Aug 16	$10,255	$10,769	$10,342
Sep 16	$10,213	$10,717	$10,301
Oct 16	$10,193	$10,616	$10,268
Nov 16	$10,016	$10,229	$10,059
Dec 16	$10,031	$10,341	$10,101
Jan 17	$10,122	$10,394	$10,190
Feb 17	$10,172	$10,461	$10,256
Mar 17	$10,170	$10,485	$10,257
Apr 17	$10,215	$10,561	$10,309
May 17	$10,277	$10,717	$10,388
Jun 17	$10,236	$10,692	$10,350
Jul 17	$10,299	$10,771	$10,411
Aug 17	$10,338	$10,861	$10,463
Sep 17	$10,296	$10,820	$10,407
Oct 17	$10,289	$10,840	$10,403
Nov 17	$10,182	$10,794	$10,297
Dec 17	$10,198	$10,901	$10,331
Jan 18	$10,203	$10,786	$10,326
Feb 18	$10,192	$10,740	$10,311
Mar 18	$10,178	$10,776	$10,304
Apr 18	$10,143	$10,734	$10,270
May 18	$10,220	$10,861	$10,350
Jun 18	$10,251	$10,873	$10,384
Jul 18	$10,282	$10,898	$10,420
Aug 18	$10,283	$10,915	$10,415
Sep 18	$10,231	$10,846	$10,364
Oct 18	$10,209	$10,768	$10,350
Nov 18	$10,276	$10,886	$10,419
Dec 18	$10,343	$11,015	$10,505
Jan 19	$10,429	$11,096	$10,584
Feb 19	$10,467	$11,156	$10,627
Mar 19	$10,522	$11,318	$10,689
Apr 19	$10,519	$11,359	$10,690
May 19	$10,611	$11,515	$10,786
Jun 19	$10,654	$11,563	$10,840
Jul 19	$10,731	$11,651	$10,914
Aug 19	$10,759	$11,820	$10,961
Sep 19	$10,702	$11,737	$10,884
Oct 19	$10,740	$11,752	$10,936
Nov 19	$10,756	$11,772	$10,959
Dec 19	$10,766	$11,808	$10,987
Jan 20	$10,870	$12,005	$11,095
Feb 20	$10,914	$12,156	$11,149
Mar 20	$10,708	$11,761	$10,891
Apr 20	$10,693	$11,609	$10,893
May 20	$10,948	$11,961	$11,163
Jun 20	$10,989	$12,051	$11,210
Jul 20	$11,067	$12,226	$11,314
Aug 20	$11,061	$12,189	$11,312
Sep 20	$11,060	$12,188	$11,326
Oct 20	$11,045	$12,165	$11,305
Nov 20	$11,099	$12,328	$11,359
Dec 20	$11,113	$12,399	$11,395
Jan 21	$11,164	$12,467	$11,430
Feb 21	$11,078	$12,286	$11,343
Mar 21	$11,107	$12,352	$11,385
Apr 21	$11,149	$12,457	$11,425
May 21	$11,152	$12,503	$11,428
Jun 21	$11,154	$12,537	$11,429
Jul 21	$11,202	$12,625	$11,487
Aug 21	$11,189	$12,585	$11,480
Sep 21	$11,144	$12,498	$11,439
Oct 21	$11,129	$12,485	$11,412
Nov 21	$11,143	$12,577	$11,426
Dec 21	$11,140	$12,592	$11,435
Jan 22	$10,935	$12,283	$11,204
Feb 22	$10,896	$12,222	$11,164
Mar 22	$10,700	$11,882	$10,952
Apr 22	$10,561	$11,565	$10,806
May 22	$10,687	$11,732	$10,940
Jun 22	$10,661	$11,537	$10,913
Jul 22	$10,797	$11,824	$11,057
Aug 22	$10,644	$11,550	$10,906
Sep 22	$10,456	$11,155	$10,714
Oct 22	$10,453	$11,076	$10,711
Nov 22	$10,644	$11,586	$10,908
Dec 22	$10,660	$11,584	$10,928
Jan 23	$10,796	$11,906	$11,068
Feb 23	$10,651	$11,638	$10,927
Mar 23	$10,800	$11,883	$11,074
Apr 23	$10,754	$11,865	$11,038
May 23	$10,704	$11,776	$10,990
Jun 23	$10,757	$11,876	$11,044
Jul 23	$10,775	$11,904	$11,063
Aug 23	$10,763	$11,772	$11,047
Sep 23	$10,670	$11,463	$10,949
Oct 23	$10,675	$11,337	$10,953
Nov 23	$10,922	$12,004	$11,205
Dec 23	$11,029	$12,278	$11,317
Jan 24	$11,018	$12,252	$11,307
Feb 24	$11,031	$12,256	$11,320
Mar 24	$11,017	$12,244	$11,312
Apr 24	$10,982	$12,116	$11,275
May 24	$10,969	$12,085	$11,262
Jun 24	$11,054	$12,270	$11,350
Jul 24	$11,139	$12,372	$11,436
Aug 24	$11,237	$12,467	$11,537
Sep 24	$11,297	$12,591	$11,597
Oct 24	$11,238	$12,426	$11,534
Nov 24	$11,297	$12,614	$11,595
Dec 24	$11,263	$12,470	$11,560
Jan 25	$11,321	$12,505	$11,619
Feb 25	$11,383	$12,631	$11,683
Mar 25	$11,361	$12,425	$11,658
Apr 25	$11,340	$12,360	$11,637

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Short Muni ETF	3.26%	1.18%	1.27%
ICE Short AMT-Free Broad National Municipal Index (MBNS)	3.21%	1.33%	1.53%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNS. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Short AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Short Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 264,878,837
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 185,340
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$264,878,837 Number of Portfolio Holdings332 Portfolio Turnover Rate17% Advisory Fees Paid$185,340
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		1.5%
Pollution Control		1.0%
Miscellaneous		1.3%
Airport		1.5%
Multi-Family Housing		1.9%
Toll & Turnpike		3.3%
Leasing COPS & Appropriations		3.9%
Transportation		4.8%
Hospitals		5.3%
Water & Sewer		5.3%
Education		5.7%
Power		5.8%
Refunded		6.4%
Utilities		8.9%
Tax		9.1%
Local GO		14.7%
State GO		18.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

State of California, Various Purpose, 5.00%, 4/1/2030	1.2%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Black Belt Energy Gas District, Series C-1, 4.00%, 10/1/2052	0.8%
King County,Washington, 4.00%, 7/1/2030	0.8%
City of Chicago, 5.00%, 1/1/2030	0.8%
Fort Bend, Texas Independent School District, 5.00%, 8/15/2030	0.8%
Conroe, Texas Independent School District, 5.00%, 2/15/2027	0.8%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, 5.00%, 6/1/2045	0.7%
Los Angeles Unified School District, 5.00%, 7/1/2030	0.7%
Tennessee Energy Acquisition Corp., Gas Project, 4.00%, 11/1/2049	0.7%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]